Taxes (Details 4) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 3,232,531	$ 1,421,831
Income taxes payable	7,106,291	5,982,737
Other taxes payable	(9,224)	4,106
Totals	$ 10,329,598	$ 7,408,674